Finance Expense - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Disclosure Of Finance Expense [abstract]
Description of financial instrument	All derivatives accounted for at fair value through profit or loss, other than designated and effective hedging instruments (see Note 42, 'Financial instruments and related disclosures'), are classified as held-for-trading financial instruments under IAS 39. Interest expense arising on derivatives at fair value through profit or loss relates to swap interest expense.
Interest relating to income taxes	£ 24